Schedule of Investments
(unaudited)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 100.2%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 220,983
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 565,481
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 2,766,832
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 250,538
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,023,429
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 609,175
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,021,573
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 922,792
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 373,541
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 368,930
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,214,563
Series A , RB , 0.00% , 10/01/51 ( AGM )
(a)
... 1,000 268,521
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
7,000 3,877,040
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 2,150 2,192,662
Series C , RB , 0.00% , 10/01/53 ( AGM )
(a)
.. 5,000 1,180,595
Alameda County Transportation Commission
Series 2022 , RB , 5.00% , 03/01/40 ...... 4,215 4,530,841
Series 2022 , RB , 5.00% , 03/01/41 ...... 1,860 1,987,418
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39 (AGM)
(a)
........... 5,100 2,820,956
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 908,285
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43 (AGM)
(a)
........ 2,500 1,079,614
Anaheim Housing & Public Improvements
Authority, Series 2020A, RB, 5.00%, 10/01/50 200 200,273
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 385,835
Series D , GO , 0.00% , 08/01/48 ........ 1,000 328,325
Arcadia Unified School District, Series 2025, GO,
4.50%, 08/01/54
(b)
................ 6,945 6,721,202
Bay Area Toll Authority
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,073,108
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 506,542
Series 2023F-1 , RB , 5.00% , 04/01/29 .... 3,000 3,257,835
Series 2025F-1 , RB , 5.00% , 04/01/30
(b) (c)
.. 1,900 2,094,894
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 1,695 1,698,942
Series 2025SSL-1 , RB , 5.00% , 04/01/33 .. 3,400 3,887,928
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 3,500 3,504,265
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 389,746
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 8,035 7,531,921
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,218,489
Series 2017A , RB , VRDN 2.95% , 04/01/26
(d)
690 687,172
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,265,243
Series 2025F-1 , RB , 5.00% , 04/01/53
(c)
... 1,000 1,035,121
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,548,060
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 5,000 5,145,245
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 5,000 5,233,498
Series 2023B , RB , VRDN ( Barclays Bank plc
LOC ), 2.45% , 06/02/25
(d)
........... 12,560 12,560,000
Series 2023A , RB , VRDN ( Barclays Bank plc
LOC ), 2.55% , 06/02/25
(d)
........... 5,430 5,430,000
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,464,549
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,189,093
Series 2024I , RB , VRDN ( TD Bank NA LOC ),
2.45% , 06/02/25
(d)
............... 3,250 3,250,000
Series 2024H , RB , VRDN ( Bank of America
NA LOC ), 2.55% , 06/02/25
(d)
........ 810 810,000
Security
Par (000)
Par (000) Value
California (continued)
Series 2024E , RB , VRDN ( Bank of America
NA LOC ), 2.55% , 06/01/25
(d)
........ USD 13,515 $ 13,515,000
Belmont-Redwood Shores School District, Series
A, GO, 4.50%, 08/01/54
(b)
........... 1,000 980,363
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 10,786,395
Series 2009 , GO , 0.00% , 08/01/29 ...... 2,195 1,929,877
Series 2016 , GO , 0.00% , 08/01/35 ...... 3,100 2,031,877
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,359,718
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,440,961
Burbank Unified School District
(b)
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 545,053
Series 2025 , GO , 5.00% , 08/01/30 ...... 500 554,114
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 545,344
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,205,092
Series U-3 , RB , 5.00% , 06/01/43 ....... 2,090 2,292,739
Series U-6 , RB , 5.00% , 05/01/45 ....... 21,795 23,680,605
Series 2015 , RB , 5.00% , 09/01/45 ...... 5,000 5,025,663
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 2,866,165
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 7,803,601
Series 2016 , RB , 5.00% , 10/01/49 ...... 250 254,700
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,078,276
Series V-4 , RB , VRDN 5.00% , 03/01/32
(b) (d)
880 986,054
Series V-5 , RB , VRDN 5.00% , 03/01/35
(d)
. 1,030 1,171,468
Series 2025A , RB , 5.00% , 11/01/55
(b)
.... 500 509,966
California Infrastructure & Economic
Development Bank
Series 2003A , RB , 5.00% , 07/01/25 ( FGIC ) 300 300,494
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 221,943
Series 2016 , RB , 5.00% , 10/01/26 ...... 3,550 3,622,055
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 533,400
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,078,239
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 581,562
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) 810 855,415
Series 2025 , RB , 5.00% , 05/15/33
(b)
..... 1,000 1,133,267
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,492,045
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 783,059
Series 2025 , RB , 5.00% , 05/15/39 ...... 1,565 1,704,328
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,000 1,081,489
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,070,902
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 721,891
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,020,172
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,045,707
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,533,966
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 509,142
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 4,770,844
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,663,986
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,228,020
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 127,279
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,159,740
Series 2022A , RB , 5.00% , 10/01/52 ..... 8,000 8,295,778
Series 2025 , RB , 4.50% , 05/15/55
(b)
..... 5,000 4,739,733
California Municipal Finance Authority
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 502,194
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,058,188
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49 (AGM)
(a)
15,245 4,261,452
California State Public Works Board
Series D , RB , 5.00% , 06/01/25 ......... 350 350,000
Series 2022A , RB , 5.00% , 08/01/25 ..... 6,680 6,700,854
Series 2021A , RB , 5.00% , 02/01/26 ..... 3,340 3,385,171
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,680,180
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,248,605
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,498,293

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024C , RB , 5.00% , 09/01/27 ..... USD 2,185 $ 2,287,604
Series 2023C , RB , 5.00% , 09/01/27 ..... 9,225 9,658,189
Series B , RB , 5.00% , 10/01/27 ......... 395 414,285
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,197,299
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,736,682
Series F , RB , 5.00% , 05/01/28 ......... 350 350,438
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,123,132
Series 2022A , RB , 5.00% , 08/01/28 ..... 1,000 1,064,478
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,706,193
Series B , RB , 5.00% , 10/01/29 ......... 250 260,611
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,025,609
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,660,170
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 3,001,489
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,646,155
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,545,336
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,415,973
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,107,870
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,081,528
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,613,032
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,240,057
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,583,216
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,606,782
Series 2016E , RB , 3.00% , 10/01/35 ..... 1,250 1,145,925
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,497,223
Series 2024C , RB , 5.00% , 09/01/38 ..... 2,000 2,169,463
Series 2024C , RB , 5.00% , 09/01/39 ..... 5,435 5,868,992
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,110,980
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,052,163
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,412,738
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 2,940,909
Series 2021C , RB , 5.00% , 11/01/46 ..... 3,100 3,180,198
Series 2023D , RB , 4.63% , 11/01/48 ..... 11,760 11,749,347
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,061,024
California State University
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 382,084
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,409,766
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,270,746
Series 2016A , RB , 5.00% , 11/01/29 ..... 3,235 3,290,205
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,667,281
Series 2015A , RB , 5.00% , 11/01/31 ..... 2,500 2,513,400
Series 2017A , RB , 5.00% , 11/01/31 ..... 500 518,823
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,522,744
Series 2015A , RB , 5.00% , 11/01/33 ..... 500 502,383
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,368,415
Series 2016A , RB , 5.00% , 11/01/33 ..... 5,000 5,070,844
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 2,983,789
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,205,669
Series 2015A , RB , 5.00% , 11/01/35 ..... 2,780 2,791,298
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 462,177
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 496,657
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,415,402
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,465,991
Series 2015A , RB , 5.00% , 11/01/38 ..... 415 416,112
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,570,795
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 656,285
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 183,812
Series 2015A , RB , 5.00% , 11/01/43 ..... 1,665 1,666,135
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,139,881
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,019,531
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 885,735
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 767,008
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,476,216
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,182,224
Series 2015A , RB , 5.00% , 11/01/47 ..... 1,300 1,294,223
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B-3 , RB , VRDN
3.13% , 11/01/26
(d)
............... USD 2,300 $ 2,296,503
Series 2023A , RB , 5.25% , 11/01/53 ..... 1,195 1,259,544
Series 2024A , RB , 5.50% , 11/01/55 ..... 17,130 18,452,385
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 250,092
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,032,902
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 525,968
Series 2019C , GO , 3.00% , 08/01/44 ..... 250 191,814
Series 2024A , GO , 4.00% , 08/01/49 ..... 7,000 6,409,529
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 526,511
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,000,171
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,707,749
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,747,490
Series C , GO , 5.25% , 08/01/48 ........ 3,735 3,957,684
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,815,951
Series B1 , GO , 5.50% , 06/01/49 ....... 4,930 5,372,481
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 464,579
Series H , GO , 0.00% , 08/01/48
(a)
....... 4,890 1,653,423
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,576,551
Chino Basin Regional Financing Authority, Series
2020B, RB, 4.00%, 11/01/25 ......... 3,790 3,794,531
Chino Valley Unified School District
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,298,842
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,749,739
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,077,136
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,051,190
City & County of San Francisco
Series 2020R-1 , GO , 5.00% , 06/15/25 ... 2,815 2,817,313
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 512,267
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 524,150
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 6,000 6,418,200
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,293,382
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,404,412
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,146,429
City of Glendale, Series 2024-2, RB,
5.00%, 02/01/54 ................. 2,000 2,010,334
City of Hayward, Series 2025, RB,
4.00%, 03/01/52
(b)
................ 5,500 4,892,896
City of Long Beach
Series 2025A , RB , 5.00% , 05/15/26 ..... 2,500 2,550,529
Series 2025 , RB , 5.00% , 05/15/40
(b)
..... 1,100 1,167,172
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,052,377
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,059,748
Series C , RB , 5.00% , 05/15/47 ......... 1,500 1,511,905
City of Los Angeles
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,113,880
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,103,873
City of Los Angeles Department of Airports
Series 2020A , RB , 5.00% , 05/15/26 ..... 1,000 1,020,066
Series 2025E , RB , 5.00% , 05/15/27 ..... 1,680 1,750,787
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 297,479
Series 2025C , RB , 5.00% , 05/15/30 ..... 625 684,669
Series 2025C , RB , 5.00% , 05/15/31
(b)
.... 1,285 1,426,713
Series 2025D , RB , 5.00% , 05/15/31
(b)
.... 2,470 2,742,398
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,154,305
Series 2025C , RB , 5.00% , 05/15/32
(b)
.... 2,750 3,085,116
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,087,943
Series 2025C , RB , 5.00% , 05/15/33
(b)
.... 1,250 1,412,921

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2025D , RB , 5.00% , 05/15/33
(b)
.... USD 1,250 $ 1,412,921
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,291,866
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,000 2,280,452
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,642,948
Series 2025D , RB , 5.00% , 05/15/37 ..... 4,000 4,479,864
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 7,777,721
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,480,317
Series 2025D , RB , 5.00% , 05/15/41 ..... 3,000 3,233,272
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,018,675
Series 2025D , RB , 5.00% , 05/15/43
(b)
.... 2,000 2,123,176
Series 2025D , RB , 5.00% , 05/15/44 ..... 4,000 4,214,218
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,268,220
Series 2025D , RB , 5.00% , 05/15/48
(b)
.... 3,000 3,101,702
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 484,242
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,031,193
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,894,048
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 4,023,896
Series 2025C , RB , 5.00% , 06/01/27 ..... 5,000 5,212,301
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,082,010
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,098,538
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,354,477
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,810,723
Series A , RB , 4.00% , 06/01/42 ......... 500 461,877
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,019,885
Series C , RB , 5.00% , 06/01/45 ......... 915 913,326
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,442,010
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,012,114
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,243,609
City of Oakland, Series 2023D, GO,
5.25%, 07/15/48 ................. 3,225 3,407,408
City of Riverside
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,082,395
Series 2015A , RB , 5.00% , 08/01/40 ..... 500 500,521
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,775,701
Series 2024A , RB , 5.00% , 10/01/49 ..... 2,000 2,078,956
City of Sacramento, Series 2018A, RB,
5.00%, 06/01/43 ................. 1,000 1,001,707
City of San Francisco
Series A , RB , 5.00% , 11/01/25 ......... 455 459,104
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/27
(b)
............... 5,000 5,283,433
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/30 ................ 10,000 11,135,204
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,128,267
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/31
(b)
............... 8,500 9,590,267
Series 2023C , RB , 5.00% , 11/01/32 ..... 1,000 1,140,198
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/33 ................ 5,000 5,742,852
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,631,672
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,498,554
Series A , RB , 4.00% , 11/01/39 ......... 1,000 974,398
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,085,776
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,631,454
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 398,660
Series 2021A , GO , 5.00% , 09/01/45 ..... 7,035 7,367,941
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,052,157
City of Santa Rosa
Series 2002B , RB , 0.00% , 09/01/32
( AMBAC )
(a)
.................... 5,000 3,883,086
Series 2020A , RB , 5.00% , 09/01/34 ..... 4,470 4,873,718
Clovis Unified School District
Series D , GO , 4.00% , 08/01/40 ........ 250 244,660
Security
Par (000)
Par (000) Value
California (continued)
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/26 ( AGM )
(a)
USD 2,375 $ 2,293,638
Series 2006B , GO , 0.00% , 08/01/27 ( AGM )
(a)
320 300,015
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
4,925 4,474,454
Series 2015 , GO , 5.00% , 08/01/29 ...... 4,905 4,925,830
Series 2006B , GO , 0.00% , 08/01/30 ( AGM )
(a)
2,985 2,535,579
Series 2015 , GO , 0.00% , 08/01/34
(a)
..... 500 337,859
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,577,084
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,133,927
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 9,527,441
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 432,592
Contra Costa Community College District, Series
2014A, GO, 4.00%, 08/01/39 ......... 1,250 1,190,052
Contra Costa Transportation Authority Sales Tax,
Series 2021A, RB, 4.00%, 03/01/33 ..... 4,225 4,445,591
Corona-Norco Unified School District
Series A , GO , 5.00% , 08/01/40 ........ 1,500 1,505,091
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,466,329
County of Los Angeles, Series 2024, RB,
5.00%, 06/30/25 ................. 9,020 9,031,705
County of Sacramento Airport System
Series A , RB , 5.00% , 07/01/41 ......... 1,000 1,002,010
Series B , RB , 5.00% , 07/01/41 ......... 800 801,608
Series 2024 , RB , 5.00% , 07/01/49 ...... 4,155 4,250,426
Series 2024 , RB , 5.00% , 07/01/54 ...... 7,250 7,369,874
County of Santa Clara
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,655,579
Series 2017C , GO , 4.00% , 08/01/38 ..... 750 743,016
Desert Community College District
Series 2016 , GO , 5.00% , 08/01/37 ...... 1,000 1,014,673
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 488,709
Desert Sands Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 1,000 1,050,644
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,600 2,787,841
Series 2019 , GO , 4.00% , 08/01/44 ...... 1,000 930,582
Series 2025 , GO , 4.00% , 08/01/50
(b)
..... 3,000 2,745,032
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 5,000 4,768,973
East Bay Municipal Utility District Wastewater
System
(b)
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,000 1,154,205
Series 2025B , RB , 5.00% , 06/01/37 ..... 1,000 1,141,667
Series 2025A , RB , 5.00% , 06/01/50 ..... 1,000 1,052,186
East Bay Municipal Utility District Water System
Series 2014B , RB , 5.00% , 06/01/25 ..... 460 460,000
Series 2015A , RB , 5.00% , 06/01/27 ..... 1,005 1,005,745
Series 2025B , RB , 5.00% , 06/01/27 ..... 7,000 7,338,980
Series 2015A , RB , 5.00% , 06/01/28 ..... 250 250,185
Series 2025B , RB , 5.00% , 06/01/28 ..... 5,000 5,358,253
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,297,509
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,111,381
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,622,036
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,038,108
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 445,599
Series 2015A , RB , 5.00% , 06/01/35 ..... 540 540,401
Series 2025B , RB , 5.00% , 06/01/36
(b)
.... 1,350 1,558,176
Series 2015A , RB , 5.00% , 06/01/36 ..... 8,970 8,976,653
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,207,879
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,562,323
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 922,148
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,030,107
Series 2025B , RB , 5.00% , 06/01/45
(b)
.... 1,000 1,068,465
Series 2025A , RB , 5.00% , 06/01/55 ..... 1,665 1,739,042

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
East County Advanced Water Purification Joint
Powers Authority, Series 2024A, Sub-Series
A-2, RB, 5.00%, 09/01/26 ........... USD 2,870 $ 2,928,034
East Side Union High School District
Series D , GO , 5.00% , 08/01/26
(b)
....... 3,500 3,591,330
Series D , GO , 5.00% , 08/01/27
(b)
....... 350 367,272
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,868,142
Series 2024B , GO , 5.00% , 08/01/34 ( AGM ) 4,000 4,581,141
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,247,180
Series 2020A , RB , 4.00% , 07/01/38 ..... 2,310 2,267,766
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,009,621
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,801,278
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,839,248
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 545,511
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 93,380
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,179,324
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 8,067,864
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 461,208
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 3,761,238
Elk Grove Finance Authority
(b)
Series 2025 , 5.00% , 09/01/33 ......... 1,000 1,133,800
Series 2025 , 5.00% , 09/01/36 ......... 1,000 1,132,726
Elk Grove Unified School District
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,057,885
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,622,280
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,464,997
Escondido Union High School District
(a)
Series 2009 , GO , 0.00% , 08/01/37 ( AGC ) . 190 118,921
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 359,793
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 326,605
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,462,911
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,288,847
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,423,696
Series 2016 , GO , 4.00% , 08/01/40 ...... 2,000 1,943,484
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/26
(a)
.... 1,165 1,144,531
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 407,855
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 448,852
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 277,950
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 563,768
Series 2015A , RB , 0.00% , 01/15/34 ( AGM )
(a)
5,500 4,041,154
Series 2015A , RB , 0.00% , 01/15/35 ( AGM )
(a)
300 210,630
Series 2013A , RB , 0.00% , 01/15/36 ( AGM )
(a)
12,490 8,355,914
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 1,906,659
Series 2021A , RB , 4.00% , 01/15/46 ..... 19,000 17,853,255
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,029,957
Fremont Unified School District
(b)
Series A , GO , 5.25% , 08/01/42 ........ 6,675 7,219,253
Series A , GO , 4.00% , 08/01/44 ........ 8,520 8,131,931
Fremont Union High School District
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,351,687
Series 2015 , GO , 4.00% , 08/01/40 ...... 1,950 1,819,924
Series A , GO , 5.00% , 08/01/44 ........ 1,000 1,014,861
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/46 ......... 5,150 4,760,579
Glendale Community College District
Series B , GO , 3.00% , 08/01/47 ........ 500 361,807
Security
Par (000)
Par (000) Value
California (continued)
Series B , GO , 4.00% , 08/01/50 ........ USD 8,085 $ 7,177,021
Glendale Unified School District, Series 2015B,
GO, 4.00%, 09/01/41 .............. 350 350,978
Grossmont Healthcare District
Series 2025F , GO , 5.00% , 07/15/35
(b)
.... 1,000 1,143,196
Series 2025F , GO , 5.00% , 07/15/40 ..... 1,250 1,358,644
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,686,838
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 915,830
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 916,233
Hayward Unified School District
Series 2025A , GO , 5.00% , 08/01/25
(b)
.... 2,140 2,146,550
Series 2025B , GO , 5.00% , 08/01/32 ( AGC ) 1,325 1,483,288
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 893,159
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,259,354
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,170,209
Imperial Irrigation District Electric System, Series
2016B-1, RB, 5.00%, 11/01/46 ........ 500 501,775
Inglewood Unified School District
Series B , GO , 5.00% , 08/01/26
(b)
....... 1,500 1,532,891
Series B , GO , 5.00% , 08/01/33
(b)
....... 1,000 1,120,055
Series B , GO , 5.00% , 08/01/35
(b)
....... 1,215 1,368,637
Series B , GO , 5.50% , 08/01/41 ........ 500 555,749
Series B , GO , 5.50% , 08/01/43
(b)
....... 500 547,730
Irvine Ranch Water District Water Service Corp.
Series 2011A-1 , VRDN ( Bank of America NA
LOC ), 2.35% , 06/02/25
(d)
........... 8,315 8,315,000
Series 2011A-2 , VRDN ( Bank of America NA
LOC ), 2.35% , 06/02/25
(d)
........... 3,000 3,000,000
Series 2009B , VRDN ( Bank of America NA
LOC ), 2.35% , 06/02/25
(d)
........... 4,800 4,800,000
Series 2016 , 5.25% , 02/01/46 ......... 4,305 4,334,875
Lake Elsinore Facilities Financing Authority
Successor Agency, Series 2025A,
5.00%, 09/01/31 (AGC)
(b)
............ 1,000 1,108,210
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,232,622
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 368,390
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 159,677
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 272,016
Long Beach Unified School District
Series A , GO , 5.00% , 08/01/25 ........ 3,200 3,210,859
Series D-1 , GO , 0.00% , 08/01/33
(a)
...... 1,750 1,252,479
Series D-1 , GO , 0.00% , 08/01/37
(a)
...... 5,290 3,093,597
Series D-1 , GO , 0.00% , 08/01/39
(a)
...... 200 103,508
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,078,320
Series B , GO , 4.00% , 08/01/45 ........ 500 463,379
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,161,402
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,220,454
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,160,754
Series C , GO , 4.00% , 08/01/48 ........ 2,910 2,663,785
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,125,191
Series C , GO , 4.00% , 08/01/53 ........ 2,085 1,858,579
Los Angeles Community College District
Series 2015C , GO , 5.00% , 08/01/25 ..... 445 446,525
Series A-1 , GO , 5.00% , 08/01/25 ....... 4,420 4,435,146
Series C , GO , 5.00% , 08/01/25 ........ 10,000 10,034,267
Series C , GO , 5.00% , 08/01/26 ........ 5,000 5,133,375
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,891,676
Series D , GO , 5.00% , 08/01/27 ........ 10,000 10,509,311
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,887,270

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series D , GO , 5.00% , 08/01/29 ........ USD 2,085 $ 2,268,850
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,440,888
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,552,119
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,434,028
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,895,883
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,281,825
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,433,817
Series K , GO , 3.00% , 08/01/39 ........ 855 724,086
Los Angeles County Facilities 2, Inc., Series
2024A, RB, 5.25%, 06/01/49 ......... 5,340 5,631,527
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,027,540
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 457,276
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2020A , RB , 5.00% , 06/01/25 ..... 4,280 4,280,000
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 460,397
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 480,810
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,112,340
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 213,845
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 282,920
Series 2016A , RB , 5.00% , 06/01/29 ..... 545 554,916
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,715,613
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,659,583
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,219,753
Series 2020A , RB , 5.00% , 06/01/31 ..... 5,680 6,270,586
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,655 2,918,296
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,281,729
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,783,889
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,250,857
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 574,476
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,035,762
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,218,604
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,223,514
Series 2023A , RB , 5.00% , 07/01/34 ..... 2,155 2,460,183
Series 2020A , RB , 4.00% , 06/01/35 ..... 3,470 3,504,741
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,394,611
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,249,535
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,518,012
Series 2017A , RB , 5.00% , 07/01/37 ..... 1,000 1,025,624
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,420,385
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 2,948,023
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,434,441
Series 2021A , RB , 5.00% , 07/01/43 ..... 10,120 10,605,083
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,855,482
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,118,303
Los Angeles County Public Works Financing
Authority
Series 2024H , RB , 5.00% , 12/01/32 ..... 1,085 1,214,248
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,133,030
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,390 3,732,478
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,623,159
Series 2016D , RB , 4.00% , 12/01/40 ..... 2,260 2,109,805
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,020,959
Series 2021F , RB , 4.00% , 12/01/46 ..... 2,000 1,792,873
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 866,560
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,185,067
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,640 1,674,403
Series 2015A , RB , 5.00% , 10/01/32 ..... 1,370 1,376,444
Series 2015A , RB , 5.00% , 10/01/34 ..... 1,765 1,772,983
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 4,595,814
Los Angeles Department of Water & Power
Series 2020A , RB , 5.00% , 07/01/25 ..... 8,305 8,313,082
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B , RB , 5.00% , 07/01/25 ..... USD 1,495 $ 1,496,404
Series 2022E , RB , 5.00% , 07/01/25 ..... 4,755 4,759,628
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,885,142
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,303,068
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,702,350
Series 2025A , RB , 5.00% , 07/01/28 ..... 860 892,045
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,218,782
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,594,615
Series 2024C , RB , 5.00% , 07/01/28 ..... 4,585 4,787,248
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,654,387
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,821,986
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,338,927
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,826,977
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,042,972
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 1,993,848
Series 2002A, Sub-Series A-3 , RB ,
VRDN ( Bank of America NA SBPA ),
3.10% , 06/02/25
(d)
............... 1,970 1,970,000
Series 2002A, Sub-Series A-7 , RB ,
VRDN ( Bank of America NA SBPA ),
3.10% , 06/02/25
(d)
............... 1,500 1,500,000
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,619,829
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 150 162,777
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 1,868,873
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,236,225
Series 2019D , RB , 5.00% , 07/01/37 ..... 3,865 3,937,090
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,707,197
Series 2024E , RB , 5.00% , 07/01/39 ..... 1,250 1,299,791
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,531,197
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,055,627
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,049,285
Series 2016B , RB , 5.00% , 07/01/42 ..... 2,230 2,204,051
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 695,363
Series 2025A , RB , 5.00% , 07/01/42 ( BAM )
(b)
400 415,333
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 8,362,942
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,437,060
Series 2025A , RB , 5.00% , 07/01/43 ( BAM )
(b)
1,000 1,032,746
Series 2024A , RB , 5.00% , 07/01/43 ..... 5 5,096
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,675,337
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,016,691
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,497,720
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,028,890
Series 2016A , RB , 5.00% , 07/01/46 ..... 1,000 984,596
Series 2022B , RB , 5.00% , 07/01/47 ..... 6,000 6,033,008
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 9,815,831
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 984,664
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 984,664
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,409,316
Series 2025A , RB , 5.00% , 07/01/50 ..... 1,750 1,744,995
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,463,510
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,557,878
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,084,914
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 992,816
Series 2024C , RB , 5.00% , 07/01/54 ..... 7,750 7,665,134
Series 2023C, Sub-Series C-2 , RB , VRDN
( TD Bank NA SBPA ), 3.10% , 06/02/25
(d)
5,500 5,500,000
Los Angeles Department of Water & Power
Water System
Series 2023A , RB , 5.00% , 07/01/25 ..... 2,000 2,001,946
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 419,519
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,885,305
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,189,545
Series 2001B-4 , RB , VRDN ( Barclays Bank
plc SBPA ), 3.00% , 06/02/25
(d)
....... 4,500 4,500,000
Series 2016A , RB , 5.00% , 07/01/35 ..... 2,830 2,838,971

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/36 ..... USD 4,765 $ 4,814,962
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,808,361
Series 2016A , RB , 5.00% , 07/01/38 ..... 1,330 1,331,290
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,256,129
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,252,307
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,003,478
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,303,228
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,360,219
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,056,890
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,693,553
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,345,610
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 1,994,990
Series 2016B , RB , 5.00% , 07/01/46 ..... 250 246,149
Series 2016A , RB , 5.00% , 07/01/46 ..... 5,000 4,922,978
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 2,969,859
Series 2022D , RB , 5.00% , 07/01/47 ..... 5,330 5,359,322
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 989,008
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 873,055
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,002,911
Series 2022B , RB , 5.00% , 07/01/52 ..... 5,760 5,718,622
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,013,730
Los Angeles Unified School District
Series 2022QRR , GO , 5.00% , 07/01/25 ... 2,000 2,003,096
Series 2017A , GO , 5.00% , 07/01/25 ..... 2,050 2,053,173
Series 2019A , GO , 5.00% , 07/01/25 ..... 2,455 2,458,800
Series 2022QRR , GO , 5.00% , 07/01/26 ... 750 767,984
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 2,032,598
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,559,947
Series 2017A , GO , 5.00% , 07/01/26 ..... 3,625 3,711,923
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,222,807
Series 2025A , GO , 5.00% , 07/01/27
(b)
.... 5,000 5,225,670
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,118,293
Series 2021RYRR , GO , 5.00% , 07/01/27 .. 1,250 1,306,418
COP , 5.00% , 10/01/27 .............. 1,000 1,050,261
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,220,339
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,534,619
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,053,512
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,204,574
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 932,573
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,197,902
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,084,320
Series 2016A , GO , 5.00% , 07/01/29 ..... 3,400 3,405,096
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,795,120
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 2,005,992
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,448,138
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,307,618
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,348,104
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 225,601
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,021,079
Series 2024QRR , GO , 5.00% , 07/01/30 ... 5,000 5,502,466
COP , 5.00% , 10/01/30 .............. 2,000 2,200,389
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,046,219
Series 2024A , GO , 5.00% , 07/01/31 ..... 10,000 11,149,949
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,077,781
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 524,494
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 460,347
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,137,214
Series 2025A-1 , GO , 5.00% , 07/01/32 .... 5,000 5,629,773
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,611,331
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,543,347
Series 2024A , GO , 5.00% , 07/01/33 ..... 3,500 3,962,661
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 19,105,074
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,132,111
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,100,187
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,465,637
Security
Par (000)
Par (000) Value
California (continued)
Series 2018B-1 , GO , 5.00% , 07/01/37 .... USD 1,000 $ 1,031,348
5.00% , 10/01/37 .................. 785 876,332
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 873,510
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,558,879
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 2,924,733
Series 2016A , GO , 5.00% , 07/01/40 ..... 4,000 4,005,996
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,144,577
Series 2023QRR , GO , 5.00% , 07/01/43 ... 2,575 2,715,676
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 2,771,886
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 785,449
Series 2023QRR , GO , 5.25% , 07/01/48 ... 12,500 13,141,570
Los Gatos Union School District
Series 2025 , GO , 4.13% , 08/01/54 ...... 1,000 914,662
Series 2025 , GO , 4.13% , 08/01/55 ...... 2,500 2,279,020
Los Rios Community College District, Series E,
GO, 3.00%, 08/01/25 .............. 1,025 1,024,747
Manteca Unified School District, Series C, GO,
5.25%, 08/01/42 ................. 1,000 1,092,587
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,456,151
Mendocino-Lake Community College District
(a)
Series B , GO , 0.00% , 08/01/51 ( AGM ) ... 250 70,666
Series B , GO , 0.00% , 08/01/51 ( BAM ) .... 7,000 1,809,954
Menlo Park City School District
Series 2010 , GO , 0.00% , 07/01/44
(a)
..... 435 436,290
Series 2025A , GO , 4.00% , 07/01/53
(b)
.... 5,000 4,558,064
Metropolitan Water District of Southern California
Series 2019A , RB , 5.00% , 07/01/25 ..... 280 280,399
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 227,880
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,260 1,290,621
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 831,012
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,035,112
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 184,841
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,017,664
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,195,646
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 723,555
Series 2016A , RB , 5.00% , 07/01/30 ..... 1,000 1,013,390
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,138,413
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,156,055
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,055,017
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,065,669
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 377,146
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,683,684
Series 2015A , RB , 5.00% , 07/01/40 ..... 1,525 1,527,599
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,033,477
Series 2023A , RB , 5.00% , 04/01/48 ..... 6,500 6,829,454
Series 2024C , RB , 5.00% , 04/01/49 ..... 6,990 7,376,419
Series 2020A , RB , 5.00% , 10/01/49 ..... 10,915 11,219,403
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 2,861,609
Modesto High School District, Series B, GO,
5.25%, 08/01/50
(b)
................ 1,500 1,583,145
Modesto Irrigation District, Series 2023A, RB,
5.25%, 10/01/48 ................. 1,000 1,054,211
Moreno Valley Unified School District
Series A , GO , 5.00% , 08/01/26 ( BAM )
(b)
... 785 804,874
Series A , GO , 5.00% , 08/01/44 ( AGM ) ... 5,000 5,016,303
Series A , GO , 5.25% , 08/01/45 ( BAM )
(b)
... 1,120 1,188,937
Mount Diablo Unified School District
Series 2025 , GO , 5.00% , 08/01/31
(b)
..... 1,000 1,118,235
Series 2025 , GO , 5.00% , 08/01/35 ...... 500 572,569
Series 2010A , GO , 5.75% , 08/01/35 ( AGM ) 400 401,722
Mount San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,423,454
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,138,671

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024D , GO , 4.00% , 08/01/46 ..... USD 6,250 $ 5,823,991
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 9,500,799
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 254,268
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/29 ..... 5,330 5,458,148
Series 2016B , RB , 5.00% , 11/01/30 ..... 800 818,677
Series 2016B , RB , 5.00% , 11/01/32 ..... 1,055 1,077,575
New Haven Unified School District, Series A,
GO, 5.00%, 08/01/50
(b)
............. 1,000 1,040,218
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 5,135 4,176,133
Series 2011 , GO , 0.00% , 08/01/32 ...... 7,000 5,552,037
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,714,910
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,397,264
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,748,349
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 299,168
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 411,620
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 2,000 2,007,903
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,813,842
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,039,529
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,466,340
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 795,229
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,418,898
Series 2021 , RB , 5.00% , 12/01/33 ...... 1,270 1,426,327
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,425,423
Series 2024A , RB , 5.00% , 12/01/35 ..... 7,000 8,029,273
Series 2024A , RB , 5.00% , 12/01/36 ..... 1,200 1,365,610
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,229,848
Northern California Transmission Agency, Series
2016A, RB, 5.00%, 05/01/37 ......... 3,150 3,169,155
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38 (AGC)
(a)
2,030 1,135,242
Oakland Unified School District
Series 2015 , GO , 5.00% , 08/01/26 ( AGM ) . 6,710 6,723,818
Series 2016 , GO , 5.00% , 08/01/29 ...... 10,125 10,332,160
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,153,019
Orange County Local Transportation Authority
Sales Tax
Series 2025 , RB , 5.00% , 02/15/28
(b)
..... 1,820 1,937,769
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 541,713
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,361,068
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,564,547
Orange County Sanitation District
Series 2021A , RB , 5.00% , 02/01/26 ..... 2,005 2,035,215
Series 2022A , COP , 5.00% , 02/01/33 .... 1,000 1,108,111
Orange County Water District
Series 2019C , RB , 5.00% , 08/15/25 ..... 175 175,757
Series 2017A , RB , 4.00% , 08/15/41 ..... 2,755 2,608,136
Palo Alto Unified School District, Series 2008-2,
GO, 0.00%, 08/01/31
(a)
............. 3,450 2,840,013
Palomar Community College District
Series C , GO , 4.00% , 08/01/40 ........ 250 250,453
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,489,700
Series D , GO , 4.00% , 08/01/46 ........ 1,070 979,649
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,090,794
Security
Par (000)
Par (000) Value
California (continued)
Series 2022A , RB , 5.00% , 06/01/51 ..... USD 1,190 $ 1,216,731
Peralta Community College District
Series 2025 , GO , 5.00% , 08/01/28
(b)
..... 500 533,924
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 541,974
Series 2025 , GO , 5.00% , 08/01/30 ...... 625 687,582
Placentia-Yorba Linda Unified School District
(a)
Series D , GO , 0.00% , 08/01/40 ........ 500 254,938
Series D , GO , 0.00% , 08/01/42 ........ 200 90,363
Series D , GO , 0.00% , 08/01/46 ........ 1,300 467,537
Pleasanton Unified School District
(b)
Series 2025 , GO , 5.00% , 08/01/27 ...... 750 787,128
Series 2025 , GO , 4.25% , 08/01/46 ...... 1,000 957,928
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,083,551
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,014,492
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,340,364
Series A , GO , 0.00% , 08/01/31 ........ 790 644,195
Series A , GO , 0.00% , 08/01/32 ........ 450 352,986
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,105,515
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,144,553
Series B , GO , 0.00% , 08/01/35 ........ 500 341,609
Series B , GO , 0.00% , 08/01/36 ........ 1,000 648,032
Series B , GO , 0.00% , 08/01/38 ........ 755 434,610
Series B , GO , 0.00% , 08/01/39 ........ 8,335 4,537,419
Series B , GO , 0.00% , 08/01/46 ........ 7,940 2,786,260
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,340,177
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29 (AGM)
(a)
.. 4,000 3,495,501
Redding Joint Powers Financing Authority,
Series 2025A, RB, 5.00%, 06/01/50
(b)
.... 1,000 1,024,243
Redondo Beach Unified School District, Series
A, GO, 5.00%, 08/01/50 ............ 1,000 1,039,407
Redwoods Community College District
Series 2025 , GO , 5.25% , 08/01/50 ( BAM ) . 2,000 2,099,436
Series 2025 , GO , 5.25% , 08/01/54 ( BAM )
(b)
1,000 1,044,102
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,463,508
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,631,084
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/26
(b)
.... 1,000 1,026,791
Series 2025A , GO , 5.00% , 08/01/27
(b)
.... 1,000 1,051,292
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 643,915
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,734,192
Series 2025A , GO , 4.00% , 08/01/50
(b)
.... 1,750 1,578,154
Series 2025A , GO , 4.00% , 08/01/54
(b)
.... 585 517,487
Riverside County Public Financing Authority,
Series 2015, RB, 5.25%, 11/01/45 ...... 500 505,104
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,343,570
Series 2021B-1 , RB , 4.00% , 06/01/38 .... 2,965 2,856,149
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,028,356
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,136,069
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,365,277
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,430,064
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/25 ..... 420 420,000
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,577,383
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,775 2,910,425
Series 2017B , RB , 5.00% , 06/01/32 ..... 450 470,445
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,056,209
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,569,830
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 420,055
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,030,387

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. USD 1,000 $ 927,311
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 538,302
Sacramento Area Flood Control Agency, Series
2016A, 5.00%, 10/01/47 ............ 1,000 1,002,598
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 650 711,221
Sacramento City Unified School District, Series
2022A, GO, 5.50%, 08/01/52 (BAM) ..... 7,945 8,316,239
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/25 ..... 750 753,060
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 272,025
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,051,947
Series 2019G , RB , 5.00% , 08/15/30 ..... 1,000 1,085,400
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,690,925
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,890,414
Series 2019B , RB , VRDN 5.00% , 10/15/25
(d)
2,635 2,637,021
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,670,599
Series 2020H , RB , 5.00% , 08/15/50 ..... 3,340 3,434,953
Series 2023K , RB , 5.00% , 08/15/53 ..... 8,145 8,442,681
Series 2024M , RB , 5.00% , 11/15/54 ..... 5,000 5,184,744
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,617,359
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,195,646
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,002,651
Series 2023 , RB , 5.00% , 10/01/33 ...... 8,265 9,520,815
San Bernardino Community College District
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 9,500 3,891,821
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 515,579
San Diego Association of Governments, Series
2019A, RB, 5.00%, 11/15/26 ......... 2,350 2,373,118
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 3,000 3,036,766
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 571,192
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,490,731
Series 2016 , GO , 5.00% , 08/01/30 ...... 650 667,567
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,089,998
Series 2016 , GO , 4.00% , 08/01/32 ...... 500 507,822
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,554,753
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,418,912
Series A-1 , GO , 4.00% , 08/01/50 ....... 13,000 11,685,415
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,200,086
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,586,794
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,104,010
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,076,591
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,009,513
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 407,341
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,823,743
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,414,547
Series 2021A , RB , 5.00% , 07/01/51 ..... 1,300 1,315,800
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 869,397
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,387,869
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,522,020
Series 2016A , RB , 5.00% , 04/01/32 ..... 1,835 1,858,388
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,703,648
Series 2016A , RB , 5.00% , 04/01/48 ..... 2,115 2,121,736
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,531,170
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 5,028,698
Security
Par (000)
Par (000) Value
California (continued)
Series 2021B , RB , 4.00% , 05/01/38 ..... USD 2,500 $ 2,496,766
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,089,674
Series 2022A , RB , 5.00% , 05/01/52 ..... 1,570 1,628,564
San Diego Public Facilities Financing Authority
Series 2016B , RB , 5.00% , 08/01/25 ..... 725 727,617
Series 2016B , RB , 5.00% , 08/01/27 ..... 1,535 1,564,594
Series 2016A , RB , 5.00% , 05/15/29 ..... 500 510,107
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 504,976
Series A , RB , 5.00% , 10/15/44 ......... 1,000 1,001,100
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,023,482
Series 2023A , RB , 5.25% , 08/01/48 ..... 9,080 9,570,348
Series 2023A , RB , 4.00% , 08/01/52 ..... 1,730 1,570,303
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,491,809
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,083,602
San Diego Unified School District
Series 2024H-2 , GO , 5.00% , 07/01/25 ... 7,255 7,266,529
Series 2015R-4 , GO , 5.00% , 07/01/26 ... 1,000 1,001,581
Series 2025R-8A , GO , 5.00% , 07/01/27 .. 2,000 2,092,200
Series 2015R-4 , GO , 5.00% , 07/01/27 ... 350 350,553
Series 2015R-4 , GO , 5.00% , 07/01/28 ... 180 180,285
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,346,431
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 5,760 5,890,692
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,561,254
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,486,103
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 501,853
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,696,204
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 220,123
Series 2025SR-5B , GO , 5.00% , 07/01/32 . 5,260 5,978,852
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 207,633
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,136,338
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,153,385
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,140,644
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,435,819
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 882,293
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 803,707
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 440,605
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,083,887
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,512,835
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,025,452
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 1,872,603
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,118,759
Series 2024ZR-5A , GO , 5.00% , 07/01/45
(c)
1,200 1,269,308
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 707,241
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,252,973
Series 2021N-2 , GO , 4.00% , 07/01/46 ... 2,500 2,292,980
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 396,382
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,273,794
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 715,263
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,114,741
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,004,350
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 12,750 13,280,168
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... 4,000 1,268,899
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 900,807
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 5,783,373
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,553,185
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,043,119
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 10,965,279
San Dieguito Union High School District, Series
B-2, GO, 4.00%, 02/01/40 ........... 200 200,329
San Francisco Bay Area Rapid Transit District
Series 2015D , GO , 4.00% , 08/01/33 ..... 2,250 2,250,572
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,009,766
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 4,025 3,642,225
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,402,066
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 934,292

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series A-1 , GO , 5.00% , 08/01/47 ....... USD 1,015 $ 1,016,860
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 3,700 2,702,617
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 1,879,574
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2015A , RB , 5.00% , 07/01/25 ..... 1,230 1,232,126
Series 2015A , RB , 5.00% , 07/01/27 ..... 5,765 5,774,614
Series 2019A , RB , 4.00% , 07/01/35 ..... 3,800 3,800,325
Series 2019A , RB , 4.00% , 07/01/36 ..... 3,170 3,143,498
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 983,631
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 1,947,920
Series 2019A , RB , 3.00% , 07/01/44 ..... 1,200 926,531
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2016A , RB , 5.00% , 05/01/26 ..... 1,000 1,019,013
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,320,500
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 386,294
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,400,046
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,067,312
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,027,746
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,116,438
Series 2016C , RB , 5.00% , 05/01/46 ..... 8,850 8,874,624
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,507,615
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,013,812
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,030,001
Series 2024B , RB , 5.00% , 05/01/49 ..... 1,180 1,218,856
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 751,797
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,528,949
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 1,833,257
San Francisco City & County Public Utilities
Commission Wastewater
Series 2022B , RB , 5.00% , 10/01/25 ..... 2,280 2,297,592
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 533,518
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,436,378
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,560,481
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,001,568
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 907,017
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,021,441
Series 2021A , RB , 5.00% , 10/01/45 ..... 7,485 7,727,427
Series 2021A , RB , 4.00% , 10/01/47 ..... 2,000 1,798,629
Series 2024C , RB , 5.00% , 10/01/49 ..... 3,500 3,624,661
Series 2024C , RB , 5.00% , 10/01/54 ..... 6,480 6,642,869
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,050,268
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2023B,
5.00%, 08/01/48 (AGM) ............ 2,250 2,304,585
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/27
(b)
..... 5,195 5,407,033
Series 2025 , GO , 5.00% , 06/15/31
(b)
..... 6,000 6,621,476
Series B , GO , 5.25% , 06/15/49 ( BAM ) .... 5,000 5,264,161
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 4.00%, 02/01/26 1,480 1,492,933
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 669,583
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,122,288
San Francisco Unified School District, Series A,
GO, 5.00%, 06/15/27 .............. 3,600 3,751,941
San Joaquin County Transportation Authority
Measure K Sales Tax, Series 2017, RB,
4.00%, 03/01/41 ................. 500 465,330
San Joaquin Hills Transportation Corridor
Agency
Series 1993 , RB , 0.00% , 01/01/26
(a)
..... 280 275,364
Security
Par (000)
Par (000) Value
California (continued)
Series 1997A , RB , 0.00% , 01/15/26
( NPFGC )
(a)
.................... USD 400 $ 391,356
RB , 0.00% , 01/01/28
(a)
.............. 750 697,687
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,629,200
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,599,655
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,154,658
San Jose Evergreen Community College District,
Series B, GO, 3.00%, 09/01/40 ........ 1,250 1,048,577
San Jose Financing Authority, Series 2022B, RB,
5.00%, 11/01/52 ................. 7,300 7,567,533
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/27 ( NPFGC ) . 2,000 1,875,095
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,321,483
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 930,441
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,673,018
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 329,509
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,055,075
Series 2019 , GO , 4.00% , 08/01/31 ...... 3,250 3,262,669
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,007,352
San Marcos Unified School District
(a)
Series A , GO , 0.00% , 08/01/28 ........ 655 593,598
Series B , GO , 0.00% , 08/01/38 ........ 565 327,752
Series B , GO , 0.00% , 08/01/47 ........ 2,500 878,686
Series B , GO , 0.00% , 08/01/51 ........ 1,500 436,251
San Mateo County Community College District
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC )
(a)
.................... 1,550 1,492,845
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC )
(a)
.................... 4,500 3,807,635
Series A , GO , 0.00% , 09/01/30 ( NPFGC )
(a)
2,000 1,692,282
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC )
(a)
.................... 5,020 3,946,127
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC )
(a)
.................... 3,380 2,333,359
Series 2015A , GO , 5.00% , 09/01/45 ..... 775 779,016
Series 2018B , GO , 5.00% , 09/01/45 ..... 4,475 4,579,595
San Mateo County Transit District
Series 2015A , RB , 5.00% , 06/01/29 ..... 4,300 4,300,000
Series 2025A , RB , 5.00% , 06/01/32 ..... 1,000 1,141,284
San Mateo Foster City Public Financing Authority
Series 2021B , RB , 5.00% , 08/01/25 ..... 6,415 6,437,518
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,000 3,073,716
San Mateo Foster City School District
Series A , GO , 0.00% , 08/01/42
(a)
....... 2,235 2,375,090
Series B , GO , 4.00% , 08/01/51 ........ 10,000 9,179,268
San Mateo Joint Powers Financing Authority,
Series 2019A, RB, 5.00%, 07/15/25 ..... 2,000 2,004,524
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 484,172
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 1,941,431
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,286,552
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,000 3,142,818
Sanger Unified School District, COP,
5.00%, 06/01/45 (AGM) ............ 1,000 1,019,240
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,751,448
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 881,299
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 1,893,636
Santa Clara County Financing Authority, Series
2016Q, RB, 3.00%, 05/15/34 ......... 7,735 7,153,384

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Unified School District, Series 2019,
GO, 3.00%, 07/01/36 .............. USD 3,370 $ 3,031,695
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,048,694
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,067,591
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,121,675
Santa Clara Valley Water District
Series A , RB , 5.00% , 06/01/46 ......... 1,410 1,413,219
Series 2024A-1 , RB , 5.00% , 06/01/52 .... 5,000 5,273,991
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,885,427
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,056,083
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,216,463
Santa Monica Community College District
Series 2009C , GO , 0.00% , 08/01/25
(a)
.... 3,430 3,413,206
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 557,581
Series 2018A , GO , 5.00% , 08/01/43 ..... 2,590 2,657,138
Series 2022B , GO , 5.00% , 08/01/45 ..... 1,020 1,074,684
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,134,407
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,087,728
Series B , GO , 4.00% , 08/01/50 ........ 1,000 907,568
Simi Valley Unified School District, Series
2007C, GO, 0.00%, 08/01/32 (AGM)
(a)
.... 10,000 7,914,728
Sonoma County Junior College District
Series B , GO , 3.00% , 08/01/41 ........ 1,500 1,200,932
Series A , GO , 5.00% , 08/01/41 ........ 4,770 4,842,822
South San Francisco Unified School District,
Series 2016C, GO, 4.00%, 09/01/37 ..... 1,000 1,002,298
Southern California Public Power Authority
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,071,183
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,728,237
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 4,000 4,226,453
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,203,356
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,724,648
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,717,693
Series 2020-3 , RB , VRDN ( Bank of America
NA SBPA ), 2.40% , 06/02/25
(d)
....... 8,050 8,050,000
Series 2025B , RB , VRDN 3.70% , 07/01/27
(d)
2,500 2,495,024
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 3,000 3,030,423
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 3,485 3,496,157
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 9,400 9,315,023
Southern California Water Replenishment
District, Series 2015, RB, 5.00%, 08/01/41 . 1,000 1,001,366
Southwestern Community College District
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 2,500 2,267,054
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 325,737
Series D , GO , 5.00% , 08/01/44 ........ 500 501,697
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,459,870
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,831,660
State of California
GO , 5.00% , 08/01/25 ............... 5,170 5,188,721
GO , 5.00% , 09/01/25 ............... 1,005 1,010,552
Series B , GO , 5.00% , 09/01/25 ........ 1,015 1,020,607
GO , 5.00% , 10/01/25 ............... 16,580 16,701,677
Series 2017 , GO , 4.00% , 11/01/25 ...... 240 241,232
GO , 5.00% , 11/01/25 ............... 800 807,372
GO , 5.00% , 12/01/25 ............... 4,485 4,535,236
GO , 5.00% , 04/01/26 ............... 7,675 7,817,174
GO , 5.00% , 08/01/26 ............... 9,720 9,931,073
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,338,881
Series C , GO , 5.00% , 09/01/26 ........ 3,500 3,517,982
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 09/01/26 ............... USD 14,850 $ 15,261,669
GO , 5.00% , 10/01/26 ............... 14,340 14,729,213
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,578,909
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 207,302
GO , 4.00% , 03/01/27 ............... 5,000 5,107,315
GO , 5.00% , 03/01/27 ............... 10 10,016
GO , 5.00% , 04/01/27 ............... 680 706,796
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 777,476
GO , 5.00% , 08/01/27 ............... 2,120 2,156,443
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,508,266
GO , 5.00% , 09/01/27 ............... 7,055 7,310,779
GO , 4.00% , 10/01/27 ............... 1,740 1,787,994
GO , 5.00% , 10/01/27 ............... 9,915 10,289,410
GO , 5.00% , 11/01/27 ............... 9,600 10,103,191
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,262,899
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,394,451
GO , 5.00% , 12/01/27 ............... 6,780 7,147,102
GO , 5.00% , 08/01/28 ............... 12,355 12,842,591
GO , 4.00% , 09/01/28 ............... 1,450 1,462,631
GO , 5.00% , 09/01/28 ............... 5,500 5,817,577
Series 2024 , GO , 5.00% , 09/01/28 ...... 895 956,590
Series C , GO , 5.00% , 09/01/28 ........ 805 808,714
GO , 5.00% , 10/01/28 ............... 10,295 11,019,119
GO , 5.00% , 11/01/28 ............... 5,135 5,503,979
GO , 5.00% , 12/01/28 ............... 4,040 4,336,422
GO , 3.00% , 03/01/29 ............... 1,000 991,264
GO , 5.00% , 03/01/29 ............... 3,115 3,354,902
GO , 5.00% , 04/01/29 ............... 4,375 4,718,208
GO , 5.00% , 08/01/29 ............... 12,440 13,444,725
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,962,153
GO , 4.00% , 09/01/29 ............... 10,005 10,413,025
GO , 5.00% , 09/01/29 ............... 6,680 6,836,657
GO , 5.00% , 10/01/29 ............... 11,115 12,024,142
GO , 5.00% , 11/01/29 ............... 1,500 1,632,156
GO , 5.00% , 12/01/29 ............... 2,405 2,620,143
GO , 5.00% , 03/01/30 ............... 170 185,865
GO , 5.00% , 04/01/30 ............... 3,175 3,455,351
GO , 4.00% , 08/01/30 ............... 5,000 5,030,050
GO , 5.00% , 08/01/30 ............... 5,545 6,024,726
Series C , GO , 5.00% , 08/01/30 ........ 100 104,092
Series C , GO , 5.00% , 09/01/30 ........ 5,675 5,699,908
GO , 5.00% , 10/01/30 ............... 2,000 2,204,576
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,889,864
GO , 5.00% , 11/01/30 ............... 9,275 10,235,569
GO , 5.00% , 03/01/31 ............... 1,000 1,090,430
GO , 5.00% , 04/01/31 ............... 6,415 7,115,198
GO , 5.00% , 08/01/31 ............... 1,450 1,614,693
GO , 5.25% , 08/01/31 ............... 1,680 1,685,519
GO , 5.00% , 09/01/31 ............... 5,060 5,438,355
Series 2024 , GO , 5.00% , 09/01/31 ...... 3,000 3,343,748
GO , 5.00% , 10/01/31 ............... 695 769,621
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,130,177
GO , 5.00% , 11/01/31 ............... 17,830 19,430,145
GO , 5.00% , 03/01/32 ............... 3,900 4,236,310
GO , 5.00% , 04/01/32 ............... 6,805 7,556,769
GO , 5.00% , 08/01/32 ............... 5,525 6,205,863
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 1,825 2,042,914
GO , 5.00% , 09/01/32 ............... 16,325 18,039,814
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,619,837
GO , 3.00% , 10/01/32 ............... 820 776,429
GO , 5.00% , 10/01/32 ............... 2,750 3,014,356
GO , 5.00% , 11/01/32 ............... 4,895 5,356,803
GO , 5.00% , 12/01/32 ............... 775 787,936
GO , 5.00% , 03/01/33 ............... 4,690 5,070,696
GO , 5.00% , 04/01/33 ............... 6,400 7,105,080

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 08/01/33 ............... USD 4,000 $ 4,074,462
GO , 4.00% , 09/01/33 ............... 3,560 3,547,024
Series 2024 , GO , 5.00% , 09/01/33 ...... 6,045 6,831,845
GO , 5.00% , 09/01/33 ............... 4,215 4,577,530
GO , 4.00% , 10/01/33 ............... 2,855 2,943,353
GO , 5.00% , 10/01/33 ............... 2,175 2,437,529
GO , 5.00% , 03/01/34 ............... 3,600 3,873,582
GO , 4.00% , 09/01/34 ............... 865 858,508
Series 2024 , GO , 4.00% , 09/01/34 ...... 5,000 5,216,880
GO , 5.00% , 09/01/34 ............... 3,935 4,008,373
GO , 3.00% , 10/01/34 ............... 1,900 1,806,493
GO , 4.00% , 10/01/34 ............... 1,535 1,568,077
GO , 5.00% , 10/01/34 ............... 13,230 14,754,468
GO , 3.00% , 11/01/34 ............... 7,475 7,098,085
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,305,548
GO , 5.00% , 11/01/34 ............... 1,000 1,053,273
GO , 5.00% , 12/01/34 ............... 1,780 1,927,846
GO , 5.00% , 04/01/35 ............... 1,000 1,054,070
Series 2022 , GO , 5.00% , 04/01/35 ...... 1,365 1,498,918
GO , 5.00% , 08/01/35 ............... 7,900 8,481,802
GO , 5.00% , 09/01/35 ............... 4,085 4,155,657
Series 2024 , GO , 5.00% , 09/01/35 ...... 4,470 4,998,547
GO , 3.00% , 10/01/35 ............... 1,850 1,726,508
GO , 4.00% , 10/01/35 ............... 1,735 1,759,938
GO , 5.00% , 10/01/35 ............... 7,010 7,283,477
GO , 5.00% , 12/01/35 ............... 5,000 5,384,821
GO , 4.00% , 03/01/36 ............... 11,285 11,382,516
GO , 5.00% , 08/01/36 ............... 1,890 1,977,876
GO , 5.00% , 09/01/36 ............... 2,000 2,030,921
GO , 3.00% , 10/01/36 ............... 11,000 10,016,148
GO , 4.00% , 10/01/36 ............... 4,225 4,228,076
GO , 5.00% , 10/01/36 ............... 11,535 12,649,033
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,393,630
GO , 4.00% , 03/01/37 ............... 3,815 3,825,825
GO , 5.00% , 08/01/37 ............... 2,125 2,215,224
GO , 4.00% , 09/01/37 ............... 3,505 3,431,654
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,707,784
GO , 5.00% , 09/01/37 ............... 8,000 8,750,802
Series 2024 , GO , 5.00% , 09/01/37 ...... 8,775 9,640,989
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,221,288
GO , 5.00% , 11/01/37 ............... 3,000 3,251,693
GO , 5.00% , 08/01/38 ............... 2,250 2,278,244
GO , 5.00% , 09/01/38 ............... 9,565 10,385,371
GO , 4.00% , 11/01/38 ............... 4,950 4,891,333
GO , 5.00% , 09/01/39 ............... 12,625 13,620,497
GO , 4.00% , 10/01/39 ............... 3,500 3,427,379
GO , 5.00% , 10/01/39 ............... 1,000 1,077,883
GO , 5.25% , 10/01/39 ............... 4,125 4,169,208
GO , 4.00% , 11/01/39 ............... 2,500 2,460,381
GO , 5.00% , 11/01/39 ............... 3,505 3,634,169
GO , 4.00% , 03/01/40 ............... 2,000 1,965,494
GO , 4.00% , 11/01/40 ............... 1,150 1,129,543
GO , 4.00% , 10/01/41 ............... 7,895 7,716,630
GO , 5.00% , 10/01/41 ............... 2,425 2,559,934
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,621,365
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,601,630
GO , 5.00% , 09/01/42 ............... 5,000 5,300,935
GO , 5.00% , 10/01/42 ............... 10,765 11,424,594
GO , 4.00% , 09/01/43 ............... 13,070 12,475,026
GO , 5.00% , 09/01/43 ............... 4,000 4,242,619
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,318,598
GO , 2.38% , 12/01/43 ............... 925 646,002
Series 2024 , GO , 5.00% , 09/01/44 ...... 1,000 1,055,696
GO , 4.00% , 11/01/44 ............... 975 911,331
GO , 4.00% , 03/01/45 ............... 500 465,298
Security
Par (000)
Par (000) Value
California (continued)
GO , 5.00% , 04/01/45 ............... USD 3,145 $ 3,229,059
GO , 4.00% , 08/01/45 ............... 250 232,477
GO , 5.00% , 08/01/45 ............... 3,400 3,403,873
GO , 5.00% , 10/01/45 ............... 1,145 1,197,348
GO , 3.00% , 03/01/46 ............... 1,000 768,029
GO , 4.00% , 03/01/46 ............... 9,960 9,085,486
GO , 5.00% , 08/01/46 ............... 6,500 6,557,967
GO , 5.00% , 09/01/46 ............... 1,000 1,009,373
GO , 5.00% , 12/01/46 ............... 2,000 2,066,216
GO , 5.25% , 09/01/47 ............... 5,045 5,322,252
GO , 5.00% , 10/01/47 ............... 3,850 3,871,877
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,371,242
Series 2017 , GO , 5.00% , 11/01/47 ...... 800 809,453
Series 2024 , GO , 5.00% , 09/01/48 ...... 2,000 2,086,051
GO , 4.13% , 03/01/49 ............... 655 608,932
GO , 4.00% , 04/01/49 ............... 1,000 899,930
GO , 5.00% , 08/01/49 ............... 4,740 4,943,140
GO , 5.50% , 08/01/49 ............... 3,275 3,550,442
GO , 3.00% , 03/01/50 ............... 505 374,521
GO , 4.00% , 10/01/50 ............... 2,500 2,238,045
GO , 3.00% , 11/01/50 ............... 1,500 1,108,366
GO , 2.38% , 10/01/51 ............... 2,000 1,227,454
GO , 3.00% , 04/01/52 ............... 2,000 1,465,653
GO , 4.25% , 09/01/52 ............... 1,310 1,227,770
GO , 5.25% , 09/01/53 ............... 7,000 7,377,433
GO , 5.25% , 08/01/54 ............... 500 528,948
GO , 5.50% , 08/01/54 ............... 5,000 5,394,308
GO , 5.00% , 03/01/55
(b)
............. 665 691,309
State of California Department of Water
Resources
Series AS , RB , 5.00% , 12/01/25 ........ 2,315 2,323,495
Series BB , RB , 5.00% , 12/01/25 ........ 240 242,855
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,971,333
Series BG , RB , 5.00% , 12/01/27
(b)
...... 5,000 5,296,677
Series BG , RB , 5.00% , 12/01/28
(b)
...... 5,000 5,403,073
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,073,064
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,871,766
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,833,485
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,874,409
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,738,222
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,610,390
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,266,023
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,085,550
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,086,482
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,000,259
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,106,484
Series BA , RB , 5.00% , 12/01/35 ........ 580 629,045
Stockton Public Financing Authority, Series
2018A, RB, 5.00%, 10/01/32 (BAM) ..... 1,745 1,840,404
Stockton Unified School District
Series 2025A , GO , 5.00% , 08/01/40 ( BAM ) 1,000 1,083,730
Series 2025A , GO , 5.00% , 08/01/41 ( BAM ) 1,000 1,073,801
Series 2025A , GO , 5.00% , 08/01/42 ( BAM ) 1,195 1,272,867
Sunnyvale School District, Series 2015, GO,
4.00%, 09/01/42 ................. 500 462,412
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 1,833,737
Temecula Valley Unified School District, Series
2021-D, GO, 3.00%, 08/01/47 ......... 1,500 1,116,925
Tustin Unified School District, Series 2025, GO,
5.00%, 08/01/26 ................. 1,000 1,025,630
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 902,034
Union Sanitary District Financing Authority,
Series 2025A, RB, 5.00%, 03/15/30 ..... 1,895 2,081,035

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
University of California
Series 2025BZ , RB , 5.00% , 05/15/26
(b)
... USD 15,000 $ 15,308,412
Series 2024BX , RB , 5.00% , 05/15/26 .... 1,000 1,020,561
Series 2021BH , RB , 5.00% , 05/15/26 .... 1,190 1,214,467
Series 2022S , RB , 5.00% , 05/15/26 ..... 1,000 1,020,561
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,000 1,062,196
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,124,392
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 515,731
Series 2022S , RB , 5.00% , 05/15/29 ..... 3,005 3,247,148
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,477,858
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,283,816
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,034,506
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,356,030
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,248,134
Series 2017AY , RB , 4.00% , 05/15/33 .... 4,000 4,010,130
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,030,095
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,267,588
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,174,532
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,165,247
Series 2016AR , RB , 5.00% , 05/15/34 .... 1,005 1,019,998
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,563,452
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,483,570
Series 2016K , RB , 5.00% , 05/15/35 ..... 500 506,991
Series 2023BQ , RB , 5.00% , 05/15/35 .... 9,585 10,631,066
Series 2025BZ , RB , 5.00% , 05/15/35 .... 5,000 5,661,286
Series 2021Q , RB , 4.00% , 05/15/36 ..... 2,100 2,135,610
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,186,789
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,126,683
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 777,449
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,007,325
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,298,263
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,748,553
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,754,343
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,722,512
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,448,022
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 9,554,363
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 648,440
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,432,335
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,247,799
Series 2024BV , RB , 5.00% , 05/15/40 .... 3,615 3,888,608
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 21,011,606
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,250,050
Series 2016AR , RB , 5.00% , 05/15/41 .... 970 979,565
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,802,980
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,442,351
Series 2023BN , RB , 5.00% , 05/15/42 .... 6,570 6,934,602
Series 2017AV , RB , 5.25% , 05/15/42 .... 5,000 5,105,567
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,217,251
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,735,953
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,747,394
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 923,508
Series 2016K , RB , 4.00% , 05/15/46 ..... 3,000 2,752,946
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,063,368
Series 2020BE , RB , 4.00% , 05/15/47 .... 10,250 9,393,501
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 227,630
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,173,875
Series 2013AL-4 , RB , VRDN
2.15% , 06/02/25
(d)
............... 34,900 34,900,000
Series 2013AL-1 , RB , VRDN
2.30% , 06/02/25
(d)
............... 6,350 6,350,000
Series 2013AL-3 , RB , VRDN
2.30% , 06/02/25
(d)
............... 1,740 1,740,000
Series 2013AL-2 , RB , VRDN
2.50% , 06/03/25
(d)
............... 5,000 5,000,000
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,520,061
Security
Par (000)
Par (000) Value
California (continued)
Series 2017AV , RB , 5.00% , 05/15/49 .... USD 1,500 $ 1,512,017
Series 2021Q , RB , 3.00% , 05/15/51 ..... 7,000 4,987,335
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,810,801
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 251,662
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,141,770
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,086,705
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,010,809
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 509,233
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 513,204
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,016,245
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,727,378
Ventura Unified School District, Series 2022A,
GO, 4.00%, 08/01/52 .............. 4,430 3,972,805
Victor Valley Union High School District, Series
2009A, GO, 5.75%, 08/01/31 (AGC) ..... 1,025 1,055,244
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 6,000 6,252,890
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,810,426
West Contra Costa Unified School District
Series 2025A , GO , 5.00% , 08/01/29
(b)
.... 2,000 2,161,918
Series 2025A , GO , 5.00% , 08/01/30 ..... 2,000 2,191,901
Series 2023 , GO , 5.00% , 08/01/35 ( BAM ) . 1,000 1,107,080
Series 2024B , GO , 5.00% , 08/01/49 ( BAM ) 6,320 6,505,098
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 239,174
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,243,231
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AGM ) 2,345 2,050,094
Series A , GO , 0.00% , 08/01/33 ........ 990 744,926
Series B , GO , 0.00% , 08/01/34 ( AGM ) ... 1,250 904,491
Yosemite Community College District, Series
2010D, GO, 0.00%, 08/01/38
(a)
........ 3,610 2,107,678
3,587,130,056
Total Long-Term Investments — 100 .2%
(Cost: $ 3,716,005,497 ) ............................ 3,587,130,056
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.02%
(e) (f)
......... 114,696 114,707
Total Short-Term Securities — 0.0%
(Cost: $ 114,707 ) ................................. 114,707
Total Investments — 100 .2%
(Cost: $ 3,716,120,204 ) ............................ 3,587,244,763
Liabilities in Excess of Other Assets — (0.2) % ............. (6,286,091)
Net Assets — 100.0% ...............................
$ 3,580,958,672
(a)
Zero-coupon bond.
(b)
When-issued security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
Shares
Held at
05/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 116,854 $ — $ (2,147)
(a)
$ — $ — $ 114,707 114,696 $ 4,280 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 3,587,130,056 $ — $ 3,587,130,056
Short-Term Securities
Money Market Funds ...................................... 114,707 — — 114,707
$ 114,707 $ 3,587,130,056 $ — $ 3,587,244,763

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
California Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
RB Revenue Bonds
VRDN Variable Rate Demand Notes